June 30, 2003
         __________________________________
          Special Situations                          Second
          Fund III, L.P.                              Quarter
									Report







































                        SPECIAL SITUATIONS FUND III, L.P.
                -------------------------------------------------
                            INDEX TO SECOND QUARTER REPORT
                                JUNE 30, 2003
__________________________________________________________________


                                                 PAGE
                                                 -------


Statement of Financial Condition  		            1

Portfolio of Investments    			            2

Statement of Operations                  		      9

Statement of Changes in Partners' Capital		     10

Notes to the Financial Statements                    11





































	                 SPECIAL SITUATIONS FUND III, L.P.
      			    (A Limited Partnership)

                          STATEMENT OF FINANCIAL CONDITION

                                JUNE 30, 2003
_________________________________________________________________



ASSETS
Investments, at fair value (cost $219,162,347)           $ 275,047,157
Cash and cash equivalents                                   31,210,615
Receivable for investments sold                              6,238,174
Other assets                                                   690,764
                                                         -------------
Total Assets                                             $ 313,186,710
                                                         -------------


LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased 	                    $   6,621,233
Securities sold short, at fair
value(proceeds $2,204,184)  					      2,452,394
Payable for investments purchased      			      2,648,184
Administrator's fee payable                 		        938,088
Accrued expenses 			      		              349,304
                                                         -------------
Total Liabilities                                        $  13,009,205
                                                         -------------

Partners' Capital
Limited Partners                                         $ 276,043,881
Corporate General Partner                                   17,936,956
Individual General Partners                                  6,196,668
                                                         -------------
Total Partners' Capital                                    300,177,505
                                                         -------------

Total Liabilities and Partners' Capital                  $ 313,186,710
                                                         -------------



   See the accompanying Notes to the Financial Statements.
                                1








                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS

                              JUNE 30, 2003

                                                               Fair
Shares                    Common Stocks                        Value
_____________________________________________________________________

               Aerospace 0.34%
1,075,500      SPACEHAB, Incorporated (a)                   $  1,021,725
                                                            ------------
               Automotive Components 2.05%
2,202,800      Amerigon Incorporated (a)                       6,145,812
                                                            ------------
               Biotechnology 6.99%
  215,862      Adolor Corporation                              2,648,626
  670,300      ArQule, Inc.                                    2,815,260
  574,132      Corixa Corporation                              4,443,782
  375,000      Dendreon Corporation                            2,227,500
256,198      Discovery Laboratories, Inc.                    1,644,791
  215,000      Discovery Laboratories, Inc. (Restricted)       1,182,500
712,600      Paradigm Genetics, Inc.                         1,011,892
  820,628      VIVUS, Inc.                                     4,144,171
   61,500      Vicuron Pharmaceuticals, Inc.                     873,300
									       ____________
                                                              20,991,822
                                                            ------------
		  Biotechnology-Drug Delivery 0.96%
  601,851     DepoMed, Inc.                                    2,888,885
										  ___________
               CAD/CAM/CAE 1.63%
  463,730      Ansoft Corporation                              4,892,352
                                                            ------------

               Communications Equipment - Software 1.49%
  268,118      Artisoft, Inc. (a)                                428,989
  172,333      Artisoft, Inc. (Restricted)(a)                    275,733
1,049,082      ION Networks, Inc. (a)                             89,172
  632,000      MetaSolv, Inc.                                  1,238,720
1,778,600      Visual Networks, Inc. (a)                       2,436,682
                                                             -----------
                                                               4,469,296
                                                             -----------
               Communications Products - Equipment 5.46%
2,423,400      NMS Communication Corporation (a)               4,776,521
  254,900      RADVision, Ltd.                                 1,707,830
2,839,714      Superconductor Technologies, Inc.(a)            6,332,562
  738,600      Telular Corporation (a)                         3,567,438
                                                             ---_______
										16,384,351
                                                             -----------
									           Fair
Shares             Common Stocks (Continued)                  Value

               Computer Services - Software 19.04%
2,022,896      Attunity, Ltd. (Israel) (a)                     2,346,559
1,450,150      Brio Software, Inc.                             3,364,348
  690,100      CryptoLogic, Inc. (Canada)(a)                   5,161,948
  400,000      Docent, Inc.                                    1,359,999
  879,750      dot com Entertainment Group, Inc. (Canada)(a)     307,913
  566,400      eCollege.com (a)                                6,434,304
  888,833      First Virtual Communications, Inc.(a)           3,946,418
  535,100      Gensym Corporation (a)                            374,570
1,507,100      Landacorp, Inc. (a)                             2,501,786
  402,600      Made2Manage Systems, Inc. (a)                   2,258,586
1,134,200      Net Perceptions, Inc. (a)                       1,814,720
2,994,812      ON Technology Corporation (a)                   7,241,455
3,698,539      ONYX Software Corporation (a)                   3,624,568


	  See the accompanying Notes to the Financial Statements.
                                   2


                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)
                              PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 2003

									        Fair
Shares             Common Stocks (Continued)                  Value




   42,000      Phoenix Technologies, Ltd.                        238,980
  772,100      Quovadx, Inc.                                   2,061,507
  974,350      Rogue Wave Software, Inc. (a)                   2,796,385
1,251,900      SupportSoft, Inc.                               8,112,312
  621,290      Witness Systems, Inc.                           3,212,069
                                                             -----------
                                                              57,158,427
                                                             -----------
               Computer Systems 2.38%
  474,200      Pinnacle Systems, Inc.                          5,073,940
  216,200      SeaChange International, Inc.                   2,062,548
                                                               ---------
                                                               7,136,488
                                                               ---------
		   Consumer Products 1.80%
1,686,500      Meade Instruments Corp. (a)                     5,396,800
										   _________
               Data Security 2.36%
1,024,150      Datakey, Inc. (a)                                 716,905
  276,800      Entrust, Inc.                                     783,344
  201,034      SafeNet, Inc.                                   5,576,683
                                                               ---------
                                                               7,076,932
                                                               ---------


               Electronic Components 4.24%
1,200,724      AMX Corporation (a)                         $   3,602,172
  182,800      Frequency Electronics, Inc.                     1,663,480
  454,800      Peerless Systems Corporation                   1,150,644
2,152,800      Tvia, Inc. (a)                                 2,217,384
  212,550      Zoran Corporation                               4,078,835
                                                             -----------
                                                              12,712,515
                                                             -----------
               Electronic Equipment 0.37%
1,624,600      Odetics, Inc. (a)                               1,103,103
                                                              ----------

               Electronic Semiconductor 0.53%
  759,600      PSi Technologies Holdings, Inc.(Philippines)(a) 1,579,968
                                                              ----------

               Energy - Oil & Gas 1.18%
  179,900      Core Laboratories, N.V.                         1,942,920
  153,100      Willbros Group, Inc.                            1,590,709
	                                                          ---------
                                                               3,533,629
                                                               _________

               Energy - Technology 1.29%
  862,027      Arotech Corporation                               689,622
  425,682      Catalytica Energy Systems, Inc.                 1,149,341
  120,000      Global Thermoelectric, Inc. (Canada)              222,000
  812,100      Quantum Fuel Systems Technologies
				Worldwide, Inc.                        1,810,983
                                                       ---------
                                                             3,871,946
                                                      __________

		   Financial Services- Miscellaneous 0.54%
    68,000     ASTA Funding, Inc.                              1,632,000
                                                               _________
               Gold Mining 0.65%
2,570,000      MK Gold Company (a)                             1,953,200
                                                              ----------

_________________________________________________________________________
          See the accompanying Notes to the Financial Statements.
                                   3




                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 2003

Shares         Common Stocks  (Continued)                   Fair Value



               Healthcare Services 0.83%
1,163,272      I-many, Inc.                                    1,233,068
   97,000      U.S. Physical Therapy, Inc.                     1,267,790
                                                               __________
                                                              2,500,858
				                                      __________

               Healthcare-Specialized Products & Services 1.34%
  254,700      BioSphere Medical, Inc.                         1,528,200
  176,550      EPIX Medical, Inc.                              2,480,528
                                                               ---------
                                                               4,008,728
                                                               ---------

		   Insurance 0.00%
   200         Renaissance Acceptance Group, Inc.             $       -
	                                                         _________

               Information Services 0.56%
1,561,671      EDGAR Online, Inc. (a)                          1,686,605
                                                              ----------
               Media 0.25%
1,679,040      Audible, Inc. (a)                                 822,730
                                                               ---------
               Medical Devices & Equipment 10.58%
1,400,127      Applied Imaging Corporation (a)                 2,086,189
  998,751      Aradigm Corporation                             1,787,764
  386,440      Given Imaging Ltd.(Israel)                      3,265,418
  295,400      Invivo Corporation                              5,146,163
  989,782      Laserscope, Inc. (a)                            7,858,869
1,192,698      LifeCell Corporation (a)                        6,082,760
  729,325      Micro Therapeutics, Inc.                        3,099,631
   11,323      PharmaNetics, Inc.                                 65,673
   12,252      Possis Medical, Inc.                              166,260
   65,567      Precision Optics Corporation, Inc.                153,426
  565,168      Sonic Innovations, Inc.                         2,034,605
                                                               --------
                                                              31,746,758
                                                              ----------
               Medical-Instruments 2.06%
  590,000      Intuitive Surgical, Inc.                        4,478,100
  379,747      OrthoLogic Corp.                                1,720,254
										----------
                                                              6,198,354
                                                              __________
               Online Services 1.59%
1,732,150      The Knot, Inc. (a)                              4,763,413
                                                              ----------
               Paper-Packaging 0.00%
  593,749      Chase Packaging Corporation                         -
                                                              ----------
               Pharmaceutical Products 0.89%
  213,267      Axcan Pharma, Inc. (Canada)                     2,678,634
                                                              -----------
               Restaurant 1.21%
  274,515      Benihana Inc. Class A (a)                       3,623,598
      100      Cosi, Inc.                                            133
                                                           -------------
                                                               3,623,731
                                                           -------------
_________________________________________________________________________
         See the accompanying Notes to the Financial Statements.
                                      4

                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003
                                                                Fair
Shares               Common Stocks (Continued)                  Value


               Retail 6.71%
  161,300      1-800 CONTACTS, INC.                            3,969,593
2,162,061      EZCORP, Inc. (a)                                9,411,450
  388,794      Gaiam, Inc.                                     2,301,660
  266,225      J.Jill Group, Inc.                              4,461,931
                                                           -------------
                                                              20,144,634
                                                           -------------
               Security Equipment 0.15%
45,000         American Science & Engineering, Inc.               445,500
                                                              ___________
               Semiconductor 1.57%
  994,570      Sipex Corporation                               4,724,208
                                                            ------------
               Semiconductor Equipment 1.86%
1,042,200      Nova Measuring Instruments Ltd. (a)             3,606,012
  559,815      Trikon Technologies, Inc.                       1,987,343
                                                            ------------
										  5,593,355
                                                             ___________
               Services 0.38%
  330,475      Collectors Universe, Inc.                      1,130,225
                                                            ------------
               Specialized Services 0.69%
1,122,900      NIC, Inc.                                       3,267,639
                                                            ------------
               Technology - Miscellaneous 1.57%
  252,700      Culp, Inc.                                     1,743,630
1,555,400      Pinnacor, Inc.                                 2,986,368
                                                             ------------
                                                              4,729,998
                                                            ------------
               Telecom Equipment 0.35%
1,686,222      Peco II, Inc.                                  1,045,458
                                                           -------------

               Therapeutics 0.94%
  186,000      Corvas international, Inc.                        502,200
  492,000      Pharmacyclics, inc.                             2,332,080
                                                             __________
										  2,834,280
                                                             __________
               Total Common Stocks 87.25%                    261,894,359
                                                          ---------------

Shares                Preferred Stocks                      Fair Value


               Communication Products - Equipment 0.24%
1,140,000      Artisoft, Inc. (a)                            $   718,200
                                                             -----------
               Electronics Instruments 0.13%
     825       Metretek Technologies, Inc. 8%		           412,500
                                                              ----------
               Medical Devices & Equipment 0.15%
   7,625       PharmaNetics, Inc. 6%                             442,250
                                                                --------

               Total Preferred Stocks 0.52%                    1,572,950
                                                            ----------
________________________________________________________________________
        See the accompanying Notes to the Financial Statements.
                                        5




                         SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                   JUNE 30, 2003



Principal                                                         Fair
Amount                  Corporate Bonds                          Value

               Computer Services - Software 0.01%
2,100,000 EURO Titus Interactive, 2% due 7/1/05 (France)     $    37,500
                                                              ----------
               Retail 0.60%
1,800,000      Bakers Footwear Group. 7%, due 4/4/07           1,800,000
                                                              ----------

               Total Corporate Bonds 0.61%                     1,837,500
                                                              ----------

Units              Units                                     Fair Value

                    Telecommunications 0.34%
  72,800            Q Comm International, Inc.               $ 1,019,200

                                                              -----------
                    Total Units 0.34%                          1,019,200
										   __________

                                                               Fair
   Warrants                     Warrants                       Value

               Automotive Componets 0.37%
  869,750      Amerigon Incorporated 2/25/07 (a)             $ 1,113,280
                                                            ------------
               Biotechnology 0.41%
  642,900      Alliance Pharmaceutical Corp. 10/30/06             64,290
  294,648      Discovery Laboratories 11/5/07                  1,178,592
   43,000      Discovery Laboratories (Restricted) 9/19/10          -
	                                                       ---------
                                                               1,242,882
                                                               ---------
               Biotechnology - Drug Delivery 0.22%
  210,648      DepoMed, Inc. 4/21/08                             661,435
                                                               _________

               Communication Equipment - Software 0.09%
1,140,000      Artisoft, Inc. 9/30/06 (a)                         91,200
  586,600      ION Network, Inc. 2/14/07 (a)                     175,980
                                                               ---------
                                                                 267,180
                                                               ---------
               Communication Products - Equipment 0.36%
 57,861      Superconductor Technologies, Inc. 3/10/07(a)        45,132
427,500       Superconductor Technologies, Inc. 9/26/07 (a)     367,650
433,375      Superconductor Technologies, Inc. 12/18/07(Rest)(a)658,730
                                                               ---------
                                                              1,071,512
                                                               ---------
               Computer Services - Software 0.30%
1,557,792      Attunity, Ltd. A 10/25/05 (Israel) (a)            342,714
  519,264      Attunity, Ltd. B 10/25/05 (Israel) (a)             98,660
  375,000      Burst.com, Inc. 1/27/05                              -
1,250,000      First Virtual Communications, Inc. 4/12/07 (a)    450,000
  862,500      Interplay Entertainment Corp. 3/29/06               -
                                                                --------
                                                                 891,374
               Data Security 0.05%                              --------
  650,000      Datakey, Inc. 2/16/06 (a)                         156,000
                                                                --------
               Electronic Equipment 0.11%
  708,350      Odetics, Inc. A 8/16/07 (a)                       162,921
  708,350      Odetics, Inc. B 8/16/07 (a)                       162,921
                                                                --------
                                                                 325,841
                                                                --------

___________________________________________________________________________
       See the accompanying Notes to the Financial Statements.
                                     6





                       SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2003

Warrants              Warrants (continued)                    Fair
										   Value

               Electronic Instruments 0.00%
   82,500      Metretek Technologies, Inc. 12/9/04                   -
                                                                --------
               Energy - Miscellaneous 0.00%
  180,000      Boots & Coots International Well Control 5/14/04(Rest) 28,800
                                                                --------
               Energy - Oil & Gas 0.02%
   72,414      Edge Petroleum Corporation 5/6/04           $    60,104
                                                           -----------
               Energy - Technology 0.01%
  315,151      Electric Fuel Corporation 5/7/06                 37,818
                                                           -----------
               Information Services 0.01%
  150,000      EDGAR Online, Inc. 1/8/06 (a)                    27,000
                                                           -----------
               Media 0.04%
  627,906      Audible, Inc. 2/15/07 (a)                       106,744
                                                           -----------
               Medical Devices & Equipment 0.46%
   90,000      Applied Imaging Corporation 12/14/03 (a)            900
  268,600      Applied Imaging Corporation 7/29/06 (a)          85,952
  398,733      Aradigm Corporagion 3/10/07                     442,594
 269,249       Cardima, Inc. 2/25/05                            45,772
  218,750      LifeCell Corporation 7/6/06 (a)                 761,250
   26,250      PharmaNetics, Inc. 2/25/05                       14,700
   10,760      Possis Medical, Inc. 3/6/04                      17,862
   47,476      SpectRx, Inc. 6/4/06                             22,788
                                                            ----------
                                                             1,391,818
                                                            ----------
               Medical Information Systems 0.00%
2,200,000      LifeRate Systems, Inc. 9/14/07 (a)                 -
                                                            ----------
               Restaurant 0.45%
  207,000      Benihana Inc. 6/1/04 (a)                      1,341,360


               Retail 0.00%
   96,450      Gemstar-TV Guide International, Inc. A 11/2/04     -
   47,143      Gemstar-TV Guide International, Inc. B 12/21/05    -
   90,000      PawnMart, Inc. B 3/11/04                           -
                                                             ----------
                                                                  -
                                                          ----------
              Total Warrants 2.91%                           8,723,148
                                                           ___________

		  TOTAL INVESTMENTS 91.63%                     275,047,157
                                                         _____________
                                                         ____________

_________________________________________________________________________
        See the accompanying Notes to the Financial Statements.
                                    7


                     SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                           PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2003


                        Securities Sold Short                    Fair
Shares                      Common Stock                         Value

		   Biotechnology 0.20%
56,800         CryoLife, Inc.                              $     587,880

               Financial Services - Miscellaneous 0.01%
   648         Travelers Property Casualty Corp. (New) Cl A       10,303
 1,331         Travelers Property Casualty Corp. (New) Cl B       20,990
                                                                 _______
                                                                  31,293

               Medical Devices & Equipment 0.07%
15,000         Possis Medical, Inc.                              203,550
                                                                 ________

               Retail 0.24%
42,500         West Marine, Inc.                                 739,925
                                                                 _______

               Semiconductor 0.30%
36,600         Power Integrations, Inc.                          889 746
                                                                ________

         TOTAL SECURITIES SOLD SHORT 0.82%                      $2,452,394
                                                            ------------
                                                            ____________


  (a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

      All percentages are relative to Partners' Capital.



_______________________________________________________________________
             See the accompanying Notes to the Financial Statements.
                                    8


                   SPECIAL SITUATIONS FUND III, L.P
                         (A Limited Partnership)

                        STATEMENT OF OPERATIONS

                  FOR THE YEAR ENDED JUNE 30, 2003


______________________________________________________________________


INCOME

Net realized gain on investments                       $  21,594,137
Net change in unrealized appreciation                     54,313,092)
                                                       --------------
Net gain on investment portfolio                          75,907,229

Interest                                                     168,469
Dividends                                                    257,571
Securities lending fees                                      251,460
                                                       --------------
Total                                                     76,584,729
                                                      --------------
                                                       --------------

EXPENSES

Administrator's fee                                     $    938,088
Professional fees                                            422,025
Independent General Partners' fees                            30,000
Other                                                        141,540
                                                       -------------
Total                                                      1,531,653
                                                       -------------

Net Income                                              $ 75,053,076
                                                       -------------
                                                       -------------

           See the accompanying Notes to the Financial Statements.
                                       9














                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)
                  STATEMENT OF CHANGES IN PARTNERS' CAPTIAL



              Per Limited                Corporate    Individual
               Partners'     Limited      General       General
                 Unit        Partners     Partner      Partners      Total
              ----------     --------    ---------    ----------     -----

YEAR ENDED
DECEMBER 31, 2002:

BALANCE,
DECEMBER 31, 2001          248,351,589  13,199,827    5,848,579   267,399,995

 Capital contributions       26,387,250      -             -        26,387,250
 Allocation of
       net loss             (51,601,615) (2,508,613)   (1,111,516) (55,221,744)
 Repurchases     ---------   (9,124,838)     -             -        (9,124,838)
                            ------------ -----------   ----------  ------------
BALANCE,
DECEMBER 31, 2002  $25,000   214,012,386  10,691,214    4,737,063   229,440,663
                  -------   ------------ -----------   ----------  ------------
SIX MONTHS ENDED
 JUNE 30, 2003:

 Capital contributions        2,300,000      -            5,000     2,305,000
 Allocation of
        net income:
    Corporate General
     Partner ? Performance                 3,966,266      -         3,966,266
    Partners                66,352,729     3,279,476   1,454,605   71,086,810
Repurchases                 (6,621,234)     -            -        (6,621,234)
                            ------------  ---------    ---------  ------------

BALANCE,
 JUNE 30, 2003  $ 25,000   $276,043,881 $17,936,956  $6,196,668  $300,177,505
                   ------- ------------ -----------  ----------  -------------

             See the accompanying Notes to the Financial Statements.

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS

	Information Subsequent to December 31, 2002 is Unaudited)

NOTE 1- GENERAL:

Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the "Agreement").

The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at lease equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities),computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At June 30, 2003, the value of the loaned securities and corresponding collateral (U.S. Treasury Obligations) receive was $2,909,110 and $2,967,720, respectively.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them;
and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income was reduced by the loss carryover from December 31, 2002 of $55,221,744.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       NOTES TO THE FINANCIAL STATEMENTS


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        	The Fund has the right to sell additional Units at the beginning of each fiscal period.

        	Changes in Units outstanding are as follows:




                                  Corporate      Individual
                      Limited      General         General
                      Partners     Partner         Partners       Total
                     __________    __________     __________    __________

Balance,
December 31, 2001    9,934.0635     527.9932       233.9431    10,695.9998
Additional Units sold1,055.4900        -              -         1,055.4900
Semi-annual adjustment
    of Units        (2,064.0645)    (100.3446)     (44.4606)   (2,208.8697)
Repurchases           (364.9935)       -              -          (364.9935)
                    ------------   ----------    -----------   ------------

Balance,
December 31, 2002    8,560.4955     427.6486       189.4825     9,177.6266
Additional units sold   92.0000        -              .2000        92.2000
Semi-annual adjustment
 of Units            2,654.1092)    289.8297        58.1842     3,002.1231
Repurchases           (264.8494)       -              -          (264.8494)
                     -----------   -----------   ------------  ------------
Balance,
JUNE 30, 2003       11,041.7553     717.4783      247.8667     12,007.1003
                     -----------   -----------   ------------   ----------


NOTE 5- PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended JUNE 30, 2003 aggregated $56,457,062 and $84,143,200, respectively.

    	              SPECIAL SITUATIONS FUND III, L.P.
                      (A Limited Partnership)

                NOTES TO THE FINANCIAL STATEMENTS

NOTE 6- INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner's respective share of the Fund's income and expenses reported for income tax purposes.

NOTE 7- RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $10,000.

NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:




                                  Year Ended December 31,

   			   Six
		         Months
			   Ended
			   June 30,
			   2003    2002     2001      2000     1999     1998
                           ------  -----  -------  ------   -------

 Ratio of total expenses    1.24%*   0.97%    0.89%     0.85%    1.03%    1.02%
    to average net assets


Ratio of net income         60.56%*  (22.16)%  16.62%   15.19%    68.01%
(12.73)%
(loss) to average net assets


Portfolio turnover rate    24.61%   60.28%    92.33%    102.49% 140.88% 114.61%


*Annualized

                     SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                   NOTES TO THE FINANCIAL STATEMENTS


NOTE 9- RETURN ON PARTNER INVESTMENT:

	At JUNE 30, 2003, the value of a $25,000 investment made at each respective subscription date is as follows:
		Subscription Date                  Value
		----------------------             ------
		  January 1, 1994                 $124,732
		  January 1, 1995                  114,031
		  July 1, 1995                     100,970
		  January 1, 1996            	      84,203
		  July 1, 1996               	      63,565
		  January 1, 1997                   60,160
		  July 1, 1997                      56,985
		  January 1, 1998                   50,556
		  July 1, 1998                      51,837
		  January 1, 1999                   57,467
		  July 1, 1999                      53,025
		  January 1, 2000                   34,561
		  July 1, 2000                      29,604
		  January 1, 2001                   30,277
		  July 1, 2001                      26,467
		  January 1, 2002                   26,460
		  July 1, 2002                      30,186
		  January 1, 2003                   32,669


NOTE 10- SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.